May 13, 2014
Via EDGAR
Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549
Re:    Principal Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Executive Variable Universal Life II (“Policy”)
Post-Effective Amendment No. 10 to Registration Statement on Form N-6
File Nos. 811-05118, 333-149215
Dear Ms. Roberts -
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant has contemporaneously filed with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Policy. The Amendment is limited to: the Facing Sheet; an Explanatory Note preserving as un-amended the Prospectus and Statement of Additional Information; a Prospectus Supplement containing disclosure related to a new optional rider and additional disclosure about a previously disclosed rider (the "Supplement"); Part C, which includes as an exhibit the form of the new rider described below; and the signature pages.
The new optional rider is the Modified Cash Surrender Value Rider (the “MCSVR”). The MCSVR is identical to the Enhanced Cash Surrender Value Rider (the “ECSVR”) as disclosed in the currently-effective Registration Statement (filed on April 30, 2014), except that, as described in the Supplement: (1) the Additional Amounts paid upon surrender under each rider differ; and (2) each rider is available to different Policy owners, depending upon the Policy owner’s case design and plan premium level. The riders are automatically provided free of charge on issuance of the Policy. Currently, the ECSVR is automatically applied to all Policies; the Amendment does not change the ECSVR with respect to Policies issued before the effective date of this Amendment. For Policies issued after the effective date of the Amendment, the only changes to the ECSVR are to (1) delineate which types of Policy owners would be eligible for the ECSVR (rather than the MCSVR), and (2) provide more detail about the terms of the rider, using language directly from the previously-filed ECSVR rider.
Pursuant to Investment Company Act Release No. 13768 (February 15, 1984), we request selective review consistent with numerous attributes of the riders, including that they are free of any charge and relate solely to the enhancement of proceeds upon volitional surrender of the Policy, and thus have no consequences for any other feature or calculation under the Policy. These attributes also make the riders appropriate for disclosure in a supplement to the prospectus.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to this request. Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/Britney L. Schnathorst
Britney L. Schnathorst
Counsel, Registrant